2. SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant areas where estimates are used include the allowance for doubtful accounts, inventory valuation and input variables for Black-Scholes calculations, Monte Carlo simulations and binomial calculations.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant areas where estimates are used include the allowance for doubtful accounts, inventory valuation and input variables for Black-Scholes, Monte Carlo simulations and binomial calculations.

Principles of Consolidation	The accompanying consolidated financial statements include the accounts of Guided Therapeutics, Inc. and its wholly owned subsidiary.	The accompanying consolidated financial statements include the accounts of Guided Therapeutics, Inc. and its wholly owned subsidiary.
Accounting Standards Updates

In April 2015, the FASB issued Accounting Standards Update No. 2015-03, Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs, or ASU 2015-03. ASU 2015-03 amends current presentation guidance by requiring that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. Prior to the issuance of ASU 2015-03, debt issuance costs were required to be presented as an asset in the balance sheet. On January 1, 2016, the Company adopted the provisions of ASU 2015-03 and prior period amounts have been reclassified to conform to the current period presentation.

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers,” (“ASU 2014-09”). ASU 2014-09 outlines a new, single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This new revenue recognition model provides a five-step analysis in determining when and how revenue is recognized. The new model will require revenue recognition to depict the transfer of promised goods or services to customers in an amount that reflects the consideration a company expects to receive in exchange for those goods or services. In August 2015, the FASB issued ASU 2015-14, deferral of the effective date, which amends ASU 2014-09. As a result, the effective date is the first quarter of 2018, with early adoption permitted. The Company is evaluating the impact that adoption of this guidance will have on the determination or reporting of its financial results.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)” (“ASU 2016-02”), which requires lessees to recognize assets and liabilities for leases with lease terms of more than 12 months and disclose key information about leasing arrangements. Consistent with current U.S. GAAP, the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification as a finance or operating lease. The update is effective for reporting periods beginning after December 15, 2018. Early adoption is permitted. The Company is in the process of evaluating the impact of this update on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, “Compensation-Stock Compensation (Topic 718), Improvements to Employee Share-Based Payment Accounting” (“ASU 2016-09”). ASU 2016-09 is intended to simplify several aspects of accounting for share-based payment awards. The effective date will be the first quarter of fiscal year 2017, with early adoption permitted. The Company is evaluating the impact that adoption of this new standard will have on its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, “Statement of Cash Flows (Topic 230) Classification of Certain Cash Receipts and Cash Payments,” (“ASU 2016-15”). ASU 2016-15 reduces the existing diversity in practice in financial reporting by clarifying existing principles in ASC 230, “Statement of Cash Flows,” and provides specific guidance on certain cash flow classification issues. The effective date for ASU 2016-15 will be the first quarter of fiscal year 2018 with early adoption permitted. The Company is evaluating the impact that adoption of this new standard will have on its consolidated financial statements.

Except as noted above, the guidance issued by the FASB is not expected to have a material effect on the Company’s consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers,” (“ASU 2014-09”). ASU 2014-09 outlines a new, single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This new revenue recognition model provides a five step analysis in determining when and how revenue is recognized. The new model will require revenue recognition to depict the transfer of promised goods or services to customers in an amount that reflects the consideration a company expects to receive in exchange for those goods or services. ASU 2014-09 is effective for reporting periods beginning January 2018 with early adoption permitted in the first quarter of fiscal year 2017. The Company is evaluating the impact that adoption of this guidance will have on the determination or reporting of its financial results.

In June 2014, the FASB issued ASU 2014-12, “Accounting for Share-Based Payments When the Terms of an Award Provide that a Performance Target Could be Achieved after the Requisite Service Period,” (“ASU 2014-12”). ASU 2014-12 requires that a performance target that affects vesting, and that could be achieved after the requisite service period, be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant date fair value of the award. ASU 2014-12 is effective for the reporting periods beginning after December 15, 2015. Early adoption is permitted. The Company is evaluating the impact that adoption of this guidance will have on the determination or reporting of its financial results.

In August 2014, the FASB issued ASU 2014-15, “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” (“ASU 2014-15”). ASU 2014-15 requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern for a one year period subsequent to the date of the financial statements, as entity must provide certain disclosures if conditions or events raise substantial doubt about the entity’s ability to continue as a going concern. The guidance is effective for all entities for the first annual period ending after December 15, 2016 and interim periods thereafter, with early adoption permitted. The Company is evaluating the impact that adoption of this guidance will have on the determination or reporting of its financial results.

In April 2015, the FASB issued ASU 2015-03, “Imputation of Interest: Simplifying the Presentation of Debt Issuance Costs,” (“ASU 2015-03”). ASU 2015-03 requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The guidance is effective for reporting periods beginning after December 15, 2015 and interim periods within those fiscal years with early adoption permitted. ASU 2015-03 should be applied on a retrospective basis, wherein the balance sheet of each period presented should be adjusted to reflect the effects of adoption. The Company is evaluating the impact that adoption of this guidance will have on the determination or reporting of its financial results.

In July 2015, the FASB issued ASU 2015-11, “Simplifying the Measurement of Inventory,” (“ASU 2015-11”). ASU 2015-11 requires inventory be measured at the lower of cost and net realizable value and options that currently exist for market value be eliminated. ASU 2015-11 defines net realizable value as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The guidance is effective for reporting periods beginning after December 15, 2016 and interim periods within those fiscal years with early adoption permitted. ASU 2015-11 should be applied prospectively. The Company is evaluating the impact adoption of this guidance will have on determination or reporting of its financial results.

In August 2015, the FASB issued ASU 2015-15, “Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements,” which amends ASC 835-30, “Interest - Imputation of Interest”. The ASU clarifies the presentation and subsequent measurement of debt issuance costs associated with lines of credit. These costs may be presented as an asset and amortized rateably over the term of the line of credit arrangement, regardless of whether there are outstanding borrowings on the arrangement. The effective date will be the first quarter of fiscal year 2016 and will be applied retrospectively. The Company is evaluating the impact adoption of this guidance will have on determination or reporting of its financial results.

In September 2015, the FASB issued ASU 2015-16, “Business Combinations: Simplifying the Accounting for Measurement-Period Adjustments.” This ASU requires that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The effective date will be the first quarter of fiscal year 2016. The Company is evaluating the impact adoption of this guidance will have on determination or reporting of its financial results.

In November 2015, the FASB issued ASU 2015-17, “Income Taxes (Topic 740) Balance Sheet Classification of Deferred Taxes.” The amendments in ASU 2015-17 seek to simplify the presentation of deferred income taxes and require that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. ASU 2015-17 is effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods, with early application permitted for all entities as of the beginning of an interim or annual reporting period. The Company is evaluating the impact adoption of this guidance will have on determination or reporting of its financial results.

In January 2016, the FASB issued ASU 2016-01, "Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities." The amendments in ASU 2016-01, among other things, require equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income; requires public business entities to use the exit price notion when measuring fair value of financial instruments for disclosure purposes; requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables); and eliminates the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate fair value that is required to be disclosed for financial instruments measured at amortized cost. The effective date will be the first quarter of fiscal year 2018. The Company is evaluating the impact the adoption of this new standard will have on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)”that requires lessees to recognize on the balance sheet the assets and liabilities associated with the rights and obligations created by those leases. The guidance for lessors is largely unchanged from current U.S. GAAP. Under the new guidance, a lessee will be required to recognize assets and liabilities for leases with lease terms of more than 12 months. Consistent with current U.S. GAAP, the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification as finance or operating lease. The update is effective for reporting periods beginning after December 15, 2018. Early adoption is permitted. The Company is evaluating the impact adoption of this guidance will have on determination or reporting of its financial results.

Except as noted above, the guidance issued by the FASB during the current year is not expected to have a material effect on the Company’s consolidated financial statements.

Cash Equivalents		The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be a cash equivalent.
Accounts Receivable

The Company performs periodic credit evaluations of its customers’ financial conditions and generally does not require collateral. The Company reviews all outstanding accounts receivable for collectability on a quarterly basis. An allowance for doubtful accounts is recorded for any amounts deemed uncollectable. The Company does not accrue interest receivable on past due accounts receivable.

The Company performs periodic credit evaluations of its customers’ financial conditions and generally does not require collateral. The Company reviews all outstanding accounts receivable for collectability on a quarterly basis. An allowance for doubtful accounts is recorded for any amounts deemed uncollectable. The Company does not accrue interest receivable on past due accounts receivable.

Concentration of Credit Risk

The Company, from time to time during the years covered by these consolidated financial statements, may have bank balances in excess of its insured limits. Management has deemed this a normal business risk.

The Company performs periodic credit evaluations of its customers’ financial conditions and generally does not require collateral. The Company reviews all outstanding accounts receivable for collectability on a quarterly basis. An allowance for doubtful accounts is recorded for any amounts deemed uncollectable. The Company does not accrue interest receivable on past due accounts receivable.

Inventory Valuation

All inventories are stated at lower of cost or market, with cost determined substantially on a “first-in, first-out” basis.  Selling, general, and administrative expenses are not inventoried, but are charged to expense when purchased. At September 30, 2016 and December 31, 2015, our inventories were as follows (in thousands):

	September 30,	December 31,
	2016	2015
Raw materials	$862	$686
Work in process	271	186
Finished goods	159	365
Inventory reserve	(121)	(118)
Total	$1,171	$1,119

All inventories are stated at lower of cost or market, with cost determined substantially on a “first-in, first-out” basis. Selling, general, and administrative expenses are not inventoried, but are charged to expense when purchased. At December 31, 2015 and December 31, 2014, our inventories were as follows (in thousands):

	Year Ended December 31,
	2015	2014
Raw materials	$686	$884
Work in process	186	304
Finished goods	365	136
Inventory reserve	(118)	(144)
Total	$1,119	$1,180

Property and equipment

Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over estimated useful lives of three to seven years. Leasehold improvements are depreciated at the shorter of the useful life of the asset or the remaining lease term. Depreciation expense is included in general and administrative expense on the statement of operations. Expenditures for repairs and maintenance are expensed as incurred. Property and equipment are summarized as follows at September 30, 2016 and December 31, 2015 (in thousands):

	September 30,	December 31,
	2016	2015
Equipment	$1,378	$1,377
Software	740	740
Furniture and fixtures	124	124
Leasehold improvement	199	199
Total	2,441	2,440
Less: accumulated depreciation	(2,270)	(2,122)
Total	$171	$318

Prepaid Expenses and Deposits

Prepaid expenses and deposits are summarized as follows (in thousands):

	September 30, 2016	December 31, 2015
Prepaid expenses	$12	$26
Prepaid insurance	133	108
Prepaid investor relations	—	275
Deposits - equipment	316	368
Deposits - other	2	3
Total	$463	$780

Debt issuance cost		Debt issuance costs incurred in securing the Company’s financing arrangements are capitalized and amortized over the term of the debt. Deferred financing costs are included in other long term assets.
Other Assets

Other assets primarily consist of short and long-term deposits for various tooling inventory that are being constructed for the Company. At December 31, 2015 and 2014, such balances were approximately $413,000 and $72,000, respectively.

Patent Costs (Principally Legal Fees)

Costs incurred in filing, prosecuting, and maintaining patents are recurring, and expensed as incurred. Maintaining patents are expensed as incurred as the Company has not yet received FDA approval and recovery of these costs is uncertain. Such costs aggregated approximately $47,000 and $50,000 in 2015 and 2014, respectively.

Accrued Liabilities

Accrued liabilities are summarized as follows (in thousands):

	September 30, 2016	December 31, 2015
Accrued compensation	$1,521	$1,235
Accrued professional fees	79	154
Deferred rent	19	36
Accrued warranty	63	82
Accrued vacation	183	177
Accrued interest	65	—
Accrued dividends	266	167
Other accrued expenses	112	56
Total	$2,308	$1,907

Accrued liabilities are summarized as follows at December 31, 2015 and 2014 (in thousands):

	As of December 31,
	2015	2014
Accrued compensation	$1,235	$447
Accrued professional fees	154	203
Deferred rent	36	54
Accrued warranty	82	119
Accrued vacation	177	144
Other accrued expenses	223	48
Total	$1,907	$1,015

Revenue Recognition

Revenue from the sale of the Company’s products is recognized upon shipment of such products to its customers. The Company recognizes revenue from contracts on a straight line basis, over the terms of the contract. The Company recognizes revenue from grants based on the grant agreement, at the time the expenses are incurred.

During the three and nine months ended September 30, 2016, the majority of the Company’s revenues were from three customers. Revenue from these customers totaled approximately $369,000 or 76% for the period ended September 30, 2016. Accounts receivable due from those customers represents 77% of total receivables at September 30, 2016.

Revenue from the sale of the Company’s products is recognized upon shipment of such products to its customers. The Company recognizes revenue from contracts on a straight line basis, over the terms of the contracts. The Company recognizes revenue from grants based on the grant agreements, at the time the expenses are incurred.

Significant Customers

In 2015 and 2014, the majority of the Company’s revenues were from four and two customers, respectively. Revenue from these customers totaled approximately $280,000 or 73% and approximately $414,000 or 50% of total revenue for the year ended December 31, 2015 and 2014, respectively. Accounts receivable due from those customers represents 62% and 17% as of December 31, 2015 and 2014, respectively.

Deferred Revenue	The Company defers payments received as revenue until earned based on the related contract on a straight line basis, over the terms of the contract.	The Company defers payments received as revenue until earned based on the related contracts on a straight line basis, over the terms of the contract.
Research and Development

Research and development expenses consist of expenditures for research conducted by the Company and payments made under contracts with consultants or other outside parties and costs associated with internal and contracted clinical trials. All research and development costs are expensed as incurred.

Research and development expenses consist of expenditures for research conducted by the Company and payments made under contracts with consultants or other outside parties and costs associated with internal and contracted clinical trials. All research and development costs are expensed as incurred.

Income Taxes

The Company uses the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Management provides valuation allowances against the deferred tax assets for amounts that are not considered more likely than not to be realized.

The Company is current with its federal and applicable state tax returns filings. Although we have been experiencing recurring losses, we are obligated to file tax returns for compliance with Internal Revenue Service (“IRS”) regulations and that of applicable state jurisdictions. At December 31, 2015, the Company has approximately $28.0 million of net operating loss eligible to be carried forward for tax purposes at federal and applicable states level. A full valuation allowance has been recorded related the deferred tax assets generated from the net operating losses.

None of the Company’s federal or state income tax returns are currently under examination by the IRS or state authorities.

The Company uses the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Management provides valuation allowances against the deferred tax assets for amounts that are not considered more likely than not to be realized.

Uncertain Tax Positions

Effective January 1, 2007 the Company adopted ASC guidance regarding accounting for uncertainty in income taxes. This guidance clarifies the accounting for income taxes by prescribing the minimum recognition threshold an income tax position is required to meet before being recognized in the financial statements and applies to all income tax positions. Each income tax position is assessed using a two-step process. A determination is first made as to whether it is more likely than not that the income tax position will be sustained, based upon technical merits, upon examination by the taxing authorities. If the income tax position is expected to meet the more likely than not criteria, the benefit recorded in the financial statements equals the largest amount that is greater than 50% likely to be realized upon its ultimate settlement. At September 30, 2016 and December 31, 2015 there were no uncertain tax positions.

Effective January 1, 2007 the Company adopted ASC guidance regarding accounting for uncertainty in income taxes. This guidance clarifies the accounting for income taxes by prescribing the minimum recognition threshold an income tax position is required to meet before being recognized in the financial statements and applies to all income tax positions. Each income tax position is assessed using a two-step process. A determination is first made as to whether it is more likely than not that the income tax position will be sustained, based upon technical merits, upon examination by the taxing authorities. If the income tax position is expected to meet the more likely than not criteria, the benefit recorded in the financial statements equals the largest amount that is greater than 50% likely to be realized upon its ultimate settlement. At December 31, 2015 and 2014, there were no uncertain tax positions.

The Company is current with its federal and applicable state tax returns filings. Although we have been experiencing recurring losses, we are obligated to file tax returns for compliance with Internal Revenue Service (“IRS”) regulations and that of applicable state jurisdictions. As of December 31, 2015, the Company has approximately $27.8 million of net operating loss eligible to be carried forward for tax purposes at federal and applicable states level.

None of the Company’s federal or state income tax returns are currently under examination by the IRS or state authorities.

Warrants

The Company has issued warrants, which allow the warrant holder to purchase one share of stock at a specified price for a specified period of time. The Company records equity instruments including warrants issued to non-employees based on the fair value at the date of issue. The fair value of warrants classified as equity instruments at the date of issuance is estimated using the Black-Scholes model. The fair value of warrants classified as liabilities at the date of issuance is estimated using the Monte Carlo simulation or Binomial model.

The Company has issued warrants, which allow the warrant holder to purchase one share of stock at a specified price for a specified period of time. The Company records equity instruments including warrants issued to non-employees based on the fair value at the date of issue. The fair value of warrants classified as equity instruments at the date of issuance is estimated using the Black-Scholes Model. The fair value of warrants classified as liabilities at the date of issuance is estimated using the Monte Carlo Simulation or Binomial model.

Stock Based Compensation

The Company records compensation expense related to options granted to non-employees based on the fair value of the award.

Compensation cost is recorded as earned for all unvested stock options outstanding at the beginning of the first year based upon the grant date fair value estimates, and for compensation cost for all share-based payments granted or modified subsequently based on fair value estimates.

For the nine months ended September 30, 2016 and 2015 share-based compensation for options attributable to employees, officers and Board members were approximately $72,000 and $802,000. These amounts have been included in the Company’s statements of operations. Compensation costs for stock options that vest over time are recognized over the vesting period. As of September 30, 2016, the Company had approximately $109,000 of unrecognized compensation costs related to granted stock options that will be recognized over the remaining vesting period of approximately three years.

The Company records compensation expense related to options granted to non-employees based on the fair value of the award.

Compensation cost is recorded as earned for all unvested stock options outstanding at the beginning of the first year based upon the grant date fair value estimates, and for compensation cost for all share-based payments granted or modified subsequently based on fair value estimates.

For the years ended December 31, 2015 and 2014, share-based compensation for options attributable to employees, officers and Board members were approximately $1,008,000 and $886,000, respectively. These amounts have been included in the Company’s statements of operations. Compensation costs for stock options which vest over time are recognized over the vesting period. As of December 31, 2015, the Company had no unrecognized compensation costs related to granted stock options to be recognized over the remaining vesting period of approximately three years.